ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable used to secure bank borrowings	¥ 33,686	$ 5,163	¥ 30,524